Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Original amounts:	$ 186,370	$ 171,489
Accumulated amortization:	132,966	120,361
Intangible assets, net	53,404	51,128
Capitalized software costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	86,240	82,878
Accumulated amortization:	74,841	70,326
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	78,750	70,032
Accumulated amortization:	46,621	40,550
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	2,712	2,712
Accumulated amortization:	2,712	2,712
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	18,052	15,867
Accumulated amortization:	8,720	6,773
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	616
Accumulated amortization:	$ 72